Credit Facility (Narrative) (Details) - USD ($)	Dec. 02, 2014	Dec. 31, 2016	Dec. 31, 2015
Line of Credit Facility [Line Items]
Credit facility		$ 304,000,000	$ 304,000,000
Operating Partnership Amended Credit Facility
Line of Credit Facility [Line Items]
Additional borrowing capacity	$ 575,000,000
Unused borrowing capacity amount		$ 12,800,000
Weighted average interest rate		1.98%
Minimum use percentage	50.00%
Operating Partnership Amended Credit Facility | Revolving Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 325,000,000.0
Operating Partnership Amended Credit Facility | Swing Line
Line of Credit Facility [Line Items]
Maximum borrowing capacity	25,000,000
Operating Partnership Amended Credit Facility | Letter of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 20,000,000
Line of Credit Facility, Interest Rate, Option One | Federal Funds Effective Rate | Operating Partnership Amended Credit Facility
Line of Credit Facility [Line Items]
Variable interest rate	0.50%
Line of Credit Facility, Interest Rate, Option One | London Interbank Offered Rate (LIBOR) | Operating Partnership Amended Credit Facility
Line of Credit Facility [Line Items]
Variable interest rate	1.00%
Minimum | Line of Credit Facility, Interest Rate, Option One | London Interbank Offered Rate (LIBOR) | Operating Partnership Amended Credit Facility
Line of Credit Facility [Line Items]
Variable interest rate	0.35%
Minimum | Line of Credit Facility, Interest Rate, Option Two | London Interbank Offered Rate (LIBOR) | Operating Partnership Amended Credit Facility
Line of Credit Facility [Line Items]
Variable interest rate	1.35%
Maximum | Line of Credit Facility, Interest Rate, Option One | London Interbank Offered Rate (LIBOR) | Operating Partnership Amended Credit Facility
Line of Credit Facility [Line Items]
Variable interest rate	1.00%
Maximum | Line of Credit Facility, Interest Rate, Option Two | London Interbank Offered Rate (LIBOR) | Operating Partnership Amended Credit Facility
Line of Credit Facility [Line Items]
Variable interest rate	2.00%
Net Worth Greater Than $500 Million | Operating Partnership Amended Credit Facility
Line of Credit Facility [Line Items]
Unused capacity commitment fee	0.25%
Unused capacity commitment fee percentage less than 50%	0.15%